Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
Schedule of Employee Equity Award Activity

A summary of the employee equity award activity under the 2016 Plan is stated below:

	Number of	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
	options	RMB	RMB	Years	RMB
Outstanding, December 31, 2024	49,270,000	0.06	0.06	1.1	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, June 30, 2025	49,270,000	0.06	0.06	0.7	—
Vested and expected to vest at June 30, 2025	49,270,000	0.06	0.06	0.7	—
Exercisable at June 30, 2025	49,270,000	0.06	0.06	0.7	—

Outstanding, December 31, 2023	49,270,000	0.06	0.06	1.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, June 30, 2024	49,270,000	0.06	0.06	1.6	—
Vested and expected to vest at June 30, 2024	49,270,000	0.06	0.06	1.6	—
Exercisable at June 30, 2024	49,270,000	0.06	0.06	1.6	—

Schedule of Restricted Share Activities

A summary of the restricted share activities under the 2025 Plan is stated below:

	Number of	Weighted- average grant-date fair value
	shares	RMB
Outstanding, December 31, 2024	—	—
Granted	4,539,290	1.15
Vested	(4,539,290)	(1.15)
Canceled/Forfeited	—	—
Outstanding, June 30, 2025	—	—